ACQUISITION OF DETOUR - Narrative (Details) $ in Thousands		12 Months Ended
	Jan. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Continuing And Discontinued Operations [Line Items]
Acquisition-related costs		$ 33,131	$ 1,236
Revenue		2,460,104	1,379,988
Profit (loss) before tax		1,152,709	$ 798,182
Pro Forma
Disclosure Of Continuing And Discontinued Operations [Line Items]
Revenue		2,507
Profit (loss) before tax		1,145
Detour Gold Corporation
Disclosure Of Continuing And Discontinued Operations [Line Items]
Share exchange ratio	0.4343
Consideration transferred, common stock issued (in shares) | shares	77,217,129
Replacement shares issued (in shares) | shares	190,069
Consideration transferred, acquisition-date fair value	$ 3,134,444
Acquisition-related costs		33,131
Detour Gold Corporation | Operating segments
Disclosure Of Continuing And Discontinued Operations [Line Items]
Profit (loss) before tax		$ 338,126
Detour Gold Corporation | Kirkland Lake Gold Ltd.
Disclosure Of Continuing And Discontinued Operations [Line Items]
Percentage of common stock held by Kirkland Lake shareholders after acquisition	73.00%
Percentage of common stock held by former Detour shareholders after acquisition	27.00%